Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20. SUBSEQUENT EVENTS

Subsequent to June 30, 2023, pursuant to the PPA (see Note 11), the Holder converted $500,000 in principal value on the Initial Promissory Note, resulting in the issuance of 134,458 ordinary shares.